CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash from operating activities:
Net loss	$ (955,836)	$ (1,132,629)	$ (4,419,122)	$ (4,418,459)	$ (31,226,731)	$ (32,182,567)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	4,167	5,528	21,283	24,661	197,382	201,549
Impairment of patent	0	0	0	0	537,631	537,631
Loss on sale of property and equipment	0	0	0	0	64,172	64,172
Imputed interest on stockholders loans	0	76,742	105,925	380,414	2,469,862	2,469,862
Issuance of common stock for consulting services	0	0	190,500	0	190,500	190,500
Equity-based compensation	34,142	0	151,053	0	151,053	185,195
Changes in assets and liabilities:
Accounts receivable	14,467	(1,911)	(9,081)	60,252	(29,029)	(14,562)
Prepaid expenses and other current assets	14,978	42,266	(17,736)	(57,043)	(146,382)	(141,404)
Accounts payable and other current liabilities	631	183,986	(87,509)	53,977	703,421	704,052
Customer deposits payable	59,782	0				69,782
Due to officers/stockholders	64,203	329,530	478,440	(225,870)	725,699	789,902
Income taxes payable	3	(15)	124	(308)	533	536
Total cash used in operating activities	(763,463)	(496,503)	(3,586,123)	(4,182,376)	(26,361,889)	(27,125,352)
Cash from investing activities:
Purchase of property and equipment	0	0	0	0	(181,760)	(181,760)
Proceeds from sales of property and equipment	0	0	0	0	16,860	16,860
Acquisition of patents	0	0	0	0	(746,576)	(746,576)
Total cash used in investing activities	0	0	0	0	(911,476)	(911,476)
Cash from financing activities:
Proceeds from sale of equity	799,825	348,000	3,237,318	2,735,000	16,895,787	17,695,612
Proceeds from equity of former variable interest entities	0	0	0	0	83,309	83,309
Proceeds from loans from stockholders	0	(276,630)	0	1,499,854	9,421,605	9,421,605
Proceeds from other loans payable	0	2,763	234,612	(80,451)	454,161	454,161
Total cash provided by financing activities	799,825	74,133	3,471,930	4,154,403	26,854,862	27,654,687
Effect of exchange rate changes on cash and cash equivalents	(9,634)	299,465	(7,310)	134,871	439,373	429,739
Net increase (decrease) in cash	26,728	(122,905)	(121,503)	106,898	20,870	47,598
Cash, beginning of period	20,870	142,373	142,373	35,475	0	0
Cash, end of period	47,598	19,468	20,870	142,373	20,870	47,598
Supplemental disclosures:
Interest paid	1,852	2,431	1,309	28,449	70,005	71,857
Income taxes paid	0	0	0	0	32,673	32,673
Conversion of stockholders’ and other loans to equity	0	0	2,996,056	3,689,208	8,061,493	8,061,493
Conversion of other loans payable to stockholders’ loans	0	0	0	300,000	300,000	300,000
Conversion of stockholders' loans to equity of former variable interest entities	0	0	0	0	1,114,400	1,114,400
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital	0	73,742	105,925	380,414	2,469,862	2,469,862
Conversion of equity of former variable interest entities to equity of company	0	0	1,114,539	0	1,114,539	1,114,539
Conversion of preferred stock to common stock and additional paid-in capital	$ 30,000	$ 0	$ 28,654	$ 0	$ 28,654	$ 58,654